CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common shares, par value, (per share)			$ 0.0001
Class A ordinary shares [Member]
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	200,000,000	200,000,000	200,000,000
Common shares, shares issued	907,000	907,000	907,000
Common shares, shares outstanding	907,000	907,000	907,000
Class B ordinary shares [Member]
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000	20,000,000
Common shares, shares issued	6,875,000	6,875,000	6,875,000
Common shares, shares outstanding	6,875,000	6,875,000	6,875,000
Class A Common Stock Subject to Redemption [Member]
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares subject to possible redemption	27,500,000	27,500,000	27,500,000
Ordinary shares, redemption value per share | $ / shares	$ 10.21	$ 10.1	$ 10